FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about credit risk [Table Text Block]
	December 31,	December 31,
	2024	2023
Current	$732,392	$746,738
1 - 60 days	203,164	211,896
61 days and over	46,558	14,046
	$982,114	$972,680

Disclosure of detailed information about foreign currency risk [Table Text Block]
	December 31,	December 31,
	2024	2023
Cash	$32,456	$50,792
Accounts receivable	70,075	92,731
Accounts payable and accrued liabilities	(278,780)	(128,670)
	$(176,249)	$14,853